Condensed Financial Information of the Parent Company (Details) - Schedule of Statements of Operations and Comprehensive Income (Loss) - Parent Company [Member] - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	[1]
Operating expenses:
General and administrative expenses	$ (611,474)	$ (83,073)
Equity income (loss) in subsidiaries	7,163,312	(184,149)
Net income (loss)	6,551,838	(267,222)
Foreign currency translation adjustment
Comprehensive income (loss)	$ 6,551,838	$ (267,222)

[1]	The Company was established on September 29, 2021 and has no operation for the year ended September 30, 2021.